Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	BIO GREEN MED SOLUTION, INC.
Entity Central Index Key	0001130166
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Schedule 14A (this “Amendment”) is being filed solely to amend and replace the link to the virtual meeting website included in the Definitive Proxy Statement filed by Bio Green Med Solution, Inc. (the “Company”) with the Securities and Exchange Commission on April 27, 2025 (the “Proxy Statement”). After filing the Proxy Statement, the Company discovered that the incorrect link for attending the 2026 Meeting was inadvertently used for the 2026 Meeting. Please note that no other changes have been made to this Proxy Statement and that a correct version of the proxy card was included in the Proxy Statement previously filed and that will be mailed to the Company’s stockholders.